Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Liabilities
Warrant liabilities	¥ 87,279	$ 12,293	¥ 5,747,884
Option liability			12,762,104
Convertible loans	14,336,844		18,846,932
Total	14,424,123		37,356,920
Fair Value, Recurring [Member] | Level 1 [Member]
Liabilities
Warrant liabilities
Option liability
Convertible loans
Total
Fair Value, Recurring [Member] | Level 2 [Member]
Liabilities
Warrant liabilities
Option liability
Convertible loans
Total
Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities
Warrant liabilities	87,279		5,747,884
Option liability			12,762,104
Convertible loans	14,336,844		18,846,932
Total	¥ 14,424,123		¥ 37,356,920